Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,721,000.00
Previously Paid Amount	0.00
Total Fee Amount	263.49
Total Offset Amount	0.00
Net Fee	263.49
Narrative - Max Aggregate Offering Price	$ 1,721,000.00
Final Prospectus	true